GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 99.1%	Value
	Energy - Alternate Sources: 0.6%
662	Maxeon Solar Technologies Ltd	$17,569
4,563	SunPower Corp.*	63,152
		80,721
	Oil & Gas - Exploration & Production: 22.2%
7,521	Canadian Natural Resources Ltd.	416,109
5,474	ConocoPhillips	543,076
2,006,213	Deltic Energy PLC	42,163
7,793	Devon Energy Corp.	394,404
3,389	Diamondback Energy Inc.	458,091
46,424	Diversified Energy Co., PLC	54,234
247,637	EnQuest PLC*	56,533
3,657	EOG Resources Inc.	419,202
137,690	Pharos Energy PLC	37,953
1,867	Pioneer Natural Resources Company	381,316
5,221,570	Reabold Resources PLC*	11,439
		2,814,520
	Oil & Gas - Field Services: 8.9%
7,856	Baker Hughes Company	226,724
7,243	Halliburton Company	229,168
17,448	Helix Energy Solutions Group, Inc.*	135,047
11,010	Schlumberger Ltd.	540,591
		1,131,530
	Oil & Gas - Integrated: 55.3%
107,045	BP PLC	676,459
22,256	Cenovus Energy Inc.	388,221
4,442	Chevron Corp.	724,757
24,886	Eni SpA	347,849
16,721	Equinor ASA	477,396
7,828	Exxon Mobil Corp.	858,418
34,965	Galp Energia Sgps Sa	397,094
9,094	Imperial Oil Ltd.	462,369
6,654	OMV AG	306,149
496,000	PetroChina Co., Ltd. - H Shares	293,369
32,228	Repsol SA	496,502
19,892	Shell PLC	571,747
11,990	Suncor Energy, Inc.	372,171
11,168	Total Energies SE	659,494
		7,031,995
	Oil & Gas - Pipelines and Transportation: 4.9%
8,578	Enbridge Inc.	327,251
17,037	Kinder Morgan Inc.	298,318
		625,569

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 99.1%	Value
	Oil Refining & Marketing: 7.2%
372,000	China Petroleum & Chemical	$219,295
4,981	Valero Energy, Corp.	695,348
		914,643

	Total Common Stocks	$12,598,978
	(cost $14,485,418)

	Total Investments in Securities	12,598,978
	(cost $14,485,418): 99.1%

	Other Assets less Liabilities: 0.9%	110,194

	Net Assets: 100.0%	$12,709,172

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company